Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Company has assessed all events from December 31, 2023, up through April 23, 2024 which is the date that these consolidated financial statements are available to be issued.

On February 16, 2024, the Company completed its follow-on public offering. In this offering, the Company issued 3,555,555 Ordinary Shares at a price of US$1.35 per share. The Company received gross proceeds in the amount of US$4.8 million before deducting any underwriting discounts or expenses.

Ohmyhome Pte. Ltd., a wholly owned subsidiary of the Company, has signed a Letter of Offer for a working capital loan of S$432,000 (US$327,397) by an established private lender on February 2, 2024, and has received S$427,216 (US$323,820) in proceeds net of administrative fees on April 19, 2023, with a loan term of 5 years at an interest rate of 7.50% per annum.

Aside to this, there are no material subsequent events that require disclosure in these consolidated financial statements.